Expense Example - Rayliant NxtGen Multifactor International Equity ETF - Rayliant NxtGen Multifactor International Equity ETF	Mar. 19, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	$ 135